Document and Entity Information	Oct. 29, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001514743
Document Type	8-K
Document Period End Date	Oct. 29, 2025
Entity Registrant Name	IF BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35226
Entity Tax Identification Number	45-1834449
Entity Address, Address Line One	201 East Cherry Street
Entity Address, City or Town	Watseka
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60970
City Area Code	(815)
Local Phone Number	432-2476
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IROQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false